Risk Management Policy - Additional Information (Detail) bbl in Thousands, BTU in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CLP ($) BTU bbl	Dec. 31, 2023 CLP ($)	Jun. 30, 2023	Dec. 31, 2022 CLP ($)	Dec. 31, 2021 CLP ($)
Disclosure Of Financial Risk Management [Line Items]
Percentage of transition from Libor to SOFR				100.00%
Cash and cash equivalent		$ 383,399,319,000	$ 563,291,290,000		$ 875,213,699,000	$ 309,975,140,000
Exchange rate fluctuations	$ 47,900,000
VaR at confidence level, percentage	95.00%
Lines of Credit [Member]
Disclosure Of Financial Risk Management [Line Items]
Available lines of long-term credit		$ 687,557,400,000	$ 473,644,800,000
Commodity Price Risk [Member] | Ifrs Long | Swap Hedges [Member] | Brent Oil [Member]
Disclosure Of Financial Risk Management [Line Items]
Quantity of transaction to be settle		45
Commodity Price Risk [Member] | Ifrs Long | Forward Hedges [Member] | Henry Hub Gas [Member]
Disclosure Of Financial Risk Management [Line Items]
Quantity of transaction to be settle		5,900,000	3,900,000
Commodity Price Risk [Member] | Ifrs Short | Swap Hedges [Member] | Brent Oil [Member]
Disclosure Of Financial Risk Management [Line Items]
Quantity of transaction to be settle | BTU		217
Commodity Price Risk [Member] | Ifrs Short | Swap Hedges [Member] | Coal [Member]
Disclosure Of Financial Risk Management [Line Items]
Quantity of transaction to be settle			47,000
Commodity Price Risk [Member] | Ifrs Short | Swap Hedges [Member] | Henry Hub Gas [Member]
Disclosure Of Financial Risk Management [Line Items]
Quantity of transaction to be settle		1,500,000
Commodity Price Risk [Member] | Ifrs Short | Forward Hedges [Member] | Coal [Member]
Disclosure Of Financial Risk Management [Line Items]
Quantity of transaction to be settle		10,700
Liquidity Risk [Member]
Disclosure Of Financial Risk Management [Line Items]
Cash and cash equivalent		$ 383,399,319,000	$ 563,291,290,000
Liquidity Risk [Member] | Lines of Credit [Member]
Disclosure Of Financial Risk Management [Line Items]
Available lines of long-term credit		$ 687,557,400,000	$ 473,644,800,000
Interest rate risk [member]
Disclosure Of Financial Risk Management [Line Items]
Interest rate basis point		0.25%
SOFR	SOFR
Increase the monthly interest expense	$ 31,250
Decrease the monthly interest expense	$ (31,250)